UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Income Fund of Boston

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Income Fund of Boston

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	41

Officers and Trustees	44

Important Notices	45

Eaton Vance

Income Fund of Boston

April 30, 2015

Performance1,2

Portfolio Managers Michael W. Weilheimer, CFA and Stephen C. Concannon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/15/1972	06/15/1972	1.81%	3.14%	7.86%	7.44%
Class A with 4.75% Maximum Sales Charge	—	—	–3.02	–1.84	6.80	6.92
Class B at NAV	06/20/2002	06/15/1972	1.60	2.54	7.07	6.65
Class B with 5% Maximum Sales Charge	—	—	–3.35	–2.33	6.77	6.65
Class C at NAV	06/21/2002	06/15/1972	1.43	2.37	7.07	6.65
Class C with 1% Maximum Sales Charge	—	—	0.44	1.40	7.07	6.65
Class I at NAV	07/01/1999	06/15/1972	2.11	3.57	8.17	7.72
Class R at NAV	01/05/2004	06/15/1972	1.68	2.88	7.60	7.17
Class R6 at NAV	07/01/2014	06/15/1972	2.15	3.62	8.18	7.72
BofA Merrill Lynch U.S. High Yield Index	—	—	1.51%	2.57%	8.18%	8.28%
BofA Merrill Lynch U.S. High Yield Constrained Index	—	—	1.52	2.58	8.15	8.28

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I	Class R	Class R6
	1.00%	1.75%	1.75%	0.75%	1.25%	0.69%

Fund Profile4

Credit Quality (% of bonds, loans and mortgage-backed

securities)5

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Income Fund of Boston

April 30, 2015

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Income Fund of Boston

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.10	$5.00	1.00%
Class B	$1,000.00	$1,016.00	$8.75	1.75%
Class C	$1,000.00	$1,014.30	$8.74	1.75%
Class I	$1,000.00	$1,021.10	$3.76	0.75%
Class R	$1,000.00	$1,016.80	$6.25	1.25%
Class R6	$1,000.00	$1,021.50	$3.31	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.01	1.00%
Class B	$1,000.00	$1,016.10	$8.75	1.75%
Class C	$1,000.00	$1,016.10	$8.75	1.75%
Class I	$1,000.00	$1,021.10	$3.76	0.75%
Class R	$1,000.00	$1,018.60	$6.26	1.25%
Class R6	$1,000.00	$1,021.50	$3.31	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Income Fund of Boston

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Boston Income Portfolio, at value (identified cost, $4,968,288,142)	$5,068,990,062
Receivable for Fund shares sold	11,886,916
Total assets	$5,080,876,978
Liabilities
Payable for Fund shares redeemed	$16,745,716
Distributions payable	1,904,318
Payable to affiliates:
Distribution and service fees	591,194
Trustees’ fees	42
Accrued expenses	1,056,210
Total liabilities	$20,297,480
Net Assets	$5,060,579,498
Sources of Net Assets
Paid-in capital	$5,049,955,882
Accumulated net realized loss from Portfolio	(74,499,123)
Accumulated distributions in excess of net investment income	(15,579,181)
Net unrealized appreciation from Portfolio	100,701,920
Total	$5,060,579,498
Class A Shares
Net Assets	$1,549,101,358
Shares Outstanding	260,158,145
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.95
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.25
Class B Shares
Net Assets	$25,026,471
Shares Outstanding	4,201,833
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.96
Class C Shares
Net Assets	$283,918,986
Shares Outstanding	47,635,093
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.96
Class I Shares
Net Assets	$3,138,729,295
Shares Outstanding	526,949,019
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.96
Class R Shares
Net Assets	$47,622,603
Shares Outstanding	7,997,537
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.95
Class R6 Shares
Net Assets	$16,180,785
Shares Outstanding	2,716,819
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income allocated from Portfolio	$155,237,398
Dividends allocated from Portfolio	2,088,873
Expenses allocated from Portfolio	(14,842,547)
Total investment income from Portfolio	$142,483,724

Expenses
Distribution and service fees
Class A	$1,879,266
Class B	136,636
Class C	1,411,063
Class R	96,096
Trustees’ fees and expenses	250
Custodian fee	29,832
Transfer and dividend disbursing agent fees	2,078,994
Legal and accounting services	33,205
Printing and postage	656,459
Registration fees	145,160
Miscellaneous	19,111
Total expenses	$6,486,072

Net investment income	$135,997,652

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(9,434,052)
Swap contracts	520,600
Foreign currency and forward foreign currency exchange contract transactions	358,129
Net realized loss	$(8,555,323)
Change in unrealized appreciation (depreciation) —
Investments	$(35,195,602)
Swap contracts	(746,128)
Foreign currency and forward foreign currency exchange contracts	(124,826)
Net change in unrealized appreciation (depreciation)	$(36,066,556)

Net realized and unrealized loss	$(44,621,879)

Net increase in net assets from operations	$91,375,773

6	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$135,997,652	$259,418,594
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(8,555,323)	42,527,669
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(36,066,556)	(57,860,010)
Net increase in net assets from operations	$91,375,773	$244,086,253
Distributions to shareholders —
From net investment income
Class A	$(45,110,735)	$(109,433,896)
Class B	(715,749)	(1,825,034)
Class C	(7,388,611)	(15,870,184)
Class I	(91,097,238)	(150,543,465)
Class R	(1,109,496)	(1,986,608)
Class R6	(158,315)	(4,632)
Total distributions to shareholders	$(145,580,144)	$(279,663,819)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$184,870,010	$412,420,320
Class B	138,243	864,709
Class C	15,135,354	41,666,926
Class I	936,039,250	1,440,510,066
Class R	14,903,700	12,303,451
Class R6	15,386,121	1,177,176
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	42,974,772	104,461,297
Class B	622,390	1,570,251
Class C	6,635,881	14,200,905
Class I	83,370,058	135,915,337
Class R	1,066,874	1,864,855
Class R6	49,092	4,632
Cost of shares redeemed
Class A	(215,713,623)	(789,709,788)
Class B	(2,965,987)	(7,076,728)
Class C	(29,854,775)	(66,428,308)
Class I	(751,953,198)	(764,403,842)
Class R	(5,604,355)	(10,760,828)
Class R6	(494,044)	(15,453)
Net asset value of shares exchanged
Class A	2,733,268	4,821,112
Class B	(2,733,268)	(4,821,112)
Net increase in net assets from Fund share transactions	$294,605,763	$528,564,978

Net increase in net assets	$240,401,392	$492,987,412

Net Assets
At beginning of period	$4,820,178,106	$4,327,190,694
At end of period	$5,060,579,498	$4,820,178,106

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(15,579,181)	$(5,996,689)

7	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$6.020		$6.060	$5.920	$5.720	$5.850	$5.400

Income (Loss) From Operations
Net investment income(1)	$0.164		$0.331	$0.349	$0.355	$0.423	$0.466
Net realized and unrealized gain (loss)	(0.058)		(0.014)	0.156	0.252	(0.103)	0.475

Total income from operations	$0.106		$0.317	$0.505	$0.607	$0.320	$0.941

Less Distributions
From net investment income	$(0.176)		$(0.357)	$(0.365)	$(0.394)	$(0.450)	$(0.491)
Tax return of capital	—		—	—	(0.013)	—	—

Total distributions	$(0.176)		$(0.357)	$(0.365)	$(0.407)	$(0.450)	$(0.491)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$5.950		$6.020	$6.060	$5.920	$5.720	$5.850

Total Return(4)	1.81	%(5)	5.34%	8.75%	11.00%	5.60%	17.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,549,101		$1,551,838	$1,830,909	$1,997,735	$1,428,797	$1,494,894
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.00	%(8)	1.00%	1.00%	1.02%	1.02%	1.04%
Net investment income	5.60	%(8)	5.45%	5.80%	6.12%	7.25%	8.32%
Portfolio Turnover of the Portfolio	17	%(5)	43%	56%	64%	70%	75%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$6.020		$6.070	$5.930	$5.720	$5.860	$5.410

Income (Loss) From Operations
Net investment income(1)	$0.142		$0.286	$0.303	$0.317	$0.382	$0.425
Net realized and unrealized gain (loss)	(0.048)		(0.023)	0.158	0.257	(0.116)	0.477

Total income from operations	$0.094		$0.263	$0.461	$0.574	$0.266	$0.902

Less Distributions
From net investment income	$(0.154)		$(0.313)	$(0.321)	$(0.352)	$(0.406)	$(0.452)
Tax return of capital	—		—	—	(0.012)	—	—

Total distributions	$(0.154)		$(0.313)	$(0.321)	$(0.364)	$(0.406)	$(0.452)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$5.960		$6.020	$6.070	$5.930	$5.720	$5.860

Total Return(4)	1.60	%(5)	4.40%	7.96%	10.38%	4.63%	17.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,026		$30,329	$39,996	$56,321	$76,367	$110,968
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.75	%(8)	1.75%	1.75%	1.77%	1.77%	1.79%
Net investment income	4.85	%(8)	4.70%	5.04%	5.48%	6.53%	7.59%
Portfolio Turnover of the Portfolio	17	%(5)	43%	56%	64%	70%	75%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$6.030		$6.070	$5.930	$5.720	$5.860	$5.410

Income (Loss) From Operations
Net investment income(1)	$0.142		$0.286	$0.303	$0.313	$0.380	$0.424
Net realized and unrealized gain (loss)	(0.058)		(0.013)	0.158	0.261	(0.114)	0.478

Total income from operations	$0.084		$0.273	$0.461	$0.574	$0.266	$0.902

Less Distributions
From net investment income	$(0.154)		$(0.313)	$(0.321)	$(0.352)	$(0.406)	$(0.452)
Tax return of capital	—		—	—	(0.012)	—	—

Total distributions	$(0.154)		$(0.313)	$(0.321)	$(0.364)	$(0.406)	$(0.452)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$5.960		$6.030	$6.070	$5.930	$5.720	$5.860

Total Return(4)	1.43	%(5)	4.57%	7.95%	10.37%	4.63%	17.34%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$283,919		$295,436	$308,296	$318,029	$247,649	$255,375
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.75	%(8)	1.75%	1.75%	1.77%	1.77%	1.79%
Net investment income	4.85	%(8)	4.70%	5.04%	5.39%	6.50%	7.55%
Portfolio Turnover of the Portfolio	17	%(5)	43%	56%	64%	70%	75%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$6.020		$6.070	$5.930	$5.720	$5.860	$5.410

Income (Loss) From Operations
Net investment income(1)	$0.171		$0.345	$0.363	$0.367	$0.434	$0.477
Net realized and unrealized gain (loss)	(0.048)		(0.023)	0.157	0.265	(0.109)	0.478

Total income from operations	$0.123		$0.322	$0.520	$0.632	$0.325	$0.955

Less Distributions
From net investment income	$(0.183)		$(0.372)	$(0.380)	$(0.409)	$(0.465)	$(0.505)
Tax return of capital	—		—	—	(0.013)	—	—

Total distributions	$(0.183)		$(0.372)	$(0.380)	$(0.422)	$(0.465)	$(0.505)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$5.960		$6.020	$6.070	$5.930	$5.720	$5.860

Total Return(4)	2.11	%(5)	5.42%	9.01%	11.46%	5.68%	18.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,138,729		$2,903,827	$2,113,533	$2,224,443	$1,179,925	$705,118
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.75	%(8)	0.75%	0.75%	0.77%	0.77%	0.79%
Net investment income	5.84	%(8)	5.68%	6.04%	6.32%	7.45%	8.49%
Portfolio Turnover of the Portfolio	17	%(5)	43%	56%	64%	70%	75%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2015

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$6.020		$6.060	$5.920	$5.720	$5.850	$5.400

Income (Loss) From Operations
Net investment income(1)	$0.157		$0.316	$0.333	$0.342	$0.408	$0.452
Net realized and unrealized gain (loss)	(0.058)		(0.014)	0.157	0.251	(0.103)	0.475

Total income from operations	$0.099		$0.302	$0.490	$0.593	$0.305	$0.927

Less Distributions
From net investment income	$(0.169)		$(0.342)	$(0.350)	$(0.381)	$(0.435)	$(0.477)
Tax return of capital	—		—	—	(0.012)	—	—

Total distributions	$(0.169)		$(0.342)	$(0.350)	$(0.393)	$(0.435)	$(0.477)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$5.950		$6.020	$6.060	$5.920	$5.720	$5.850

Total Return(4)	1.68	%(5)	5.08%	8.48%	10.73%	5.33%	17.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,623		$37,575	$34,457	$36,971	$31,668	$29,793
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.25	%(8)	1.25%	1.25%	1.27%	1.27%	1.29%
Net investment income	5.34	%(8)	5.19%	5.54%	5.90%	6.99%	8.05%
Portfolio Turnover of the Portfolio	17	%(5)	43%	56%	64%	70%	75%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2015

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014(1)
Net asset value — Beginning of period	$6.020		$6.160

Income (Loss) From Operations
Net investment income(2)	$0.173		$0.114
Net realized and unrealized loss	(0.047)		(0.129)

Total income (loss) from operations	$0.126		$(0.015)

Less Distributions
From net investment income	$(0.186)		$(0.125)

Total distributions	$(0.186)		$(0.125)

Net asset value — End of period	$5.960		$6.020

Total Return(3)	2.15	%(4)	(0.23	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,181		$1,173
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.66	%(7)	0.69	%(7)
Net investment income	5.88	%(7)	5.67	%(7)
Portfolio Turnover of the Portfolio	17	%(4)	43	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2014.

13	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, record keeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (96.1% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Income Fund of Boston

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains and current year earnings and profits attributable to realized gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $45,942,302 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2017 ($43,891,292) and October 31, 2019 ($2,051,010) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $38,377 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $61,922 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $1,879,266 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $102,477 and $1,058,297 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $48,048 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $34,159, $352,766 and $48,048 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

15

Eaton Vance

Income Fund of Boston

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $16,000 and $6,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $456,390,101 and $313,271,024, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	31,243,921	67,902,976
Issued to shareholders electing to receive payments of distributions in Fund shares	7,256,548	17,170,286
Redemptions	(36,555,166)	(130,021,308)
Exchange from Class B shares	462,147	792,880

Net increase (decrease)	2,407,450	(44,155,166)

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	23,450	142,073
Issued to shareholders electing to receive payments of distributions in Fund shares	105,050	258,158
Redemptions	(501,337)	(1,164,390)
Exchange to Class A shares	(461,904)	(792,242)

Net decrease	(834,741)	(1,556,401)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	2,553,361	6,840,510
Issued to shareholders electing to receive payments of distributions in Fund shares	1,118,962	2,333,088
Redemptions	(5,063,859)	(10,934,715)

Net decrease	(1,391,536)	(1,761,117)

16

Eaton Vance

Income Fund of Boston

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	158,290,789	237,218,191
Issued to shareholders electing to receive payments of distributions in Fund shares	14,068,405	22,356,907
Redemptions	(127,549,298)	(125,866,482)

Net increase	44,809,896	133,708,616

Class R	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	2,524,116	2,022,347
Issued to shareholders electing to receive payments of distributions in Fund shares	180,119	306,750
Redemptions	(948,062)	(1,769,504)

Net increase	1,756,173	559,593

Class R6	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014(1)

Sales	2,596,961	196,522
Issued to shareholders electing to receive payments of distributions in Fund shares	8,276	769
Redemptions	(83,137)	(2,572)

Net increase	2,522,100	194,719

(1)	Class R6 commenced operations on July 1, 2014.

17

Boston Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 87.2%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.6%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$12,545	$13,517,237
Bombardier, Inc., 5.50%, 9/15/18(1)	6,175	6,267,625
Bombardier, Inc., 7.50%, 3/15/25(1)	9,265	9,218,675
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	11,745	12,655,238
Orbital ATK, Inc., 5.25%, 10/1/21(1)	6,870	7,144,800
TransDigm, Inc., 6.00%, 7/15/22	15,200	15,428,000
TransDigm, Inc., 6.50%, 7/15/24	14,665	14,956,100
TransDigm, Inc., 7.50%, 7/15/21	2,415	2,608,200

		$81,795,875

Automotive & Auto Parts — 3.4%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,317,175
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	16,350	17,208,375
FCA US, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	11,100	11,641,680
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	34,910	38,619,187
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23(1)	9,590	9,697,887
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	4,785	4,798,829
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,824,892
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	2,067,373
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,393,175
Jaguar Land Rover Automotive PLC, 4.25%, 11/15/19(1)	2,930	3,025,225
Navistar International Corp., 8.25%, 11/1/21	20,620	20,465,350
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	11,495	12,644,500
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	28,300	29,679,625
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	6,150	6,219,188
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	5,820	5,870,925
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	6,650	6,699,875

		$179,173,261

Banks & Thrifts — 0.1%
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	$3,955	$4,339,822

		$4,339,822

Broadcasting — 2.2%
AMC Networks, Inc., 4.75%, 12/15/22	$5,720	$5,855,850
AMC Networks, Inc., 7.75%, 7/15/21	12,520	13,709,400
Crown Media Holdings, Inc., 10.50%, 7/15/19	5,400	5,771,250
iHeartCommunications, Inc., 11.25%, 3/1/21	10,550	10,800,562
Netflix, Inc., 5.50%, 2/15/22(1)	15,340	16,222,050
Netflix, Inc., 5.875%, 2/15/25(1)	22,080	23,625,600
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	7,385	7,726,556
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	14,970	15,568,800

Security	Principal Amount (000’s omitted)	Value

Broadcasting (continued)
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	$12,575	$12,967,969
Univision Communications, Inc., 5.125%, 5/15/23(1)	6,190	6,290,588

		$118,538,625

Building Materials — 2.3%
Building Materials Corp. of America, 5.375%, 11/15/24(1)	$17,075	$17,587,250
HD Supply, Inc., 5.25%, 12/15/21(1)	7,870	8,194,638
HD Supply, Inc., 7.50%, 7/15/20	18,815	20,273,162
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	14,330	14,330,000
Interline Brands, Inc., 10.00%, 11/15/18(2)	13,391	14,094,027
Nortek, Inc., 8.50%, 4/15/21	5,160	5,598,600
Nortek, Inc., 10.00%, 12/1/18	8,590	9,019,500
Rexel SA, 5.25%, 6/15/20(1)	13,925	14,586,437
Rexel SA, 6.125%, 12/15/19(1)	4,590	4,785,075
USG Corp., 5.50%, 3/1/25(1)	4,330	4,557,325
USG Corp., 5.875%, 11/1/21(1)	7,265	7,828,038

		$120,854,052

Cable / Satellite TV — 5.5%
Altice Financing SA, 6.625%, 2/15/23(1)	$12,290	$12,720,150
Altice Finco SA, 7.625%, 2/15/25(1)	3,250	3,329,219
Altice SA, 7.625%, 2/15/25(1)	6,140	6,224,732
Altice SA, 7.75%, 5/15/22(1)	26,570	26,902,391
Cablevision Systems Corp., 7.75%, 4/15/18	7,985	8,983,125
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,281,735
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	18,405	18,128,925
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,649,375
CCO Holdings, LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	6,490	6,756,090
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	12,875	13,744,062
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	940	983,898
CSC Holdings, LLC, 5.25%, 6/1/24(1)	1,900	1,983,125
CSC Holdings, LLC, 6.75%, 11/15/21	11,715	13,281,881
DISH DBS Corp., 5.875%, 7/15/22	14,220	14,362,200
DISH DBS Corp., 5.875%, 11/15/24	8,440	8,292,300
DISH DBS Corp., 6.75%, 6/1/21	25,700	27,276,181
Numericable-SFR SAS, 4.875%, 5/15/19(1)	7,765	7,857,171
Numericable-SFR SAS, 6.00%, 5/15/22(1)	24,600	25,168,875
Numericable-SFR SAS, 6.25%, 5/15/24(1)	6,485	6,671,509

18	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Cable / Satellite TV (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	$13,345	$14,028,931
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	10,970	11,971,012
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	10,750	11,610,000
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,627,187
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	12,448,144
VTR Finance B.V., 6.875%, 1/15/24(1)	8,330	8,639,876
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	4,375	4,555,469

		$289,477,563

Capital Goods — 0.8%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$14,975	$13,627,250
CNH Industrial Capital, LLC, 6.25%, 11/1/16	7,295	7,696,225
HRG Group, Inc., 7.875%, 7/15/19	12,300	13,097,962
HRG Group, Inc., 7.875%, 7/15/19(1)	4,155	4,424,556
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	3,610	3,907,825

		$42,753,818

Chemicals — 1.7%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$14,675	$15,995,750
Evolution Escrow Issuer, LLC, 7.50%, 3/15/22(1)	7,430	7,541,450
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	11,045	11,597,250
Polymer Group, Inc., 7.75%, 2/1/19	3,523	3,655,112
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	15,785	16,475,594
Tronox Finance, LLC, 6.375%, 8/15/20	19,955	19,555,900
W.R. Grace & Co., 5.125%, 10/1/21(1)	9,590	10,021,550
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,696,875

		$87,539,481

Consumer Products — 1.2%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$33,630	$33,545,925
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	16,810	15,381,150
Spectrum Brands, Inc., 6.375%, 11/15/20	3,250	3,461,250
Spectrum Brands, Inc., 6.75%, 3/15/20	4,160	4,388,800
Tempur Sealy International, Inc., 6.875%, 12/15/20	6,865	7,345,550

		$64,122,675

Containers — 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.271%, 12/15/19(1)(4)	$5,475	$5,420,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	1,900	1,947,500

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	$4,055	$4,156,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	2,819	2,896,643
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	1,905	1,933,575
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	6,435	6,792,947
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	33,920	36,209,600
Sealed Air Corp., 8.375%, 9/15/21(1)	17,030	19,286,475
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	1,110	1,115,550

		$79,758,915

Diversified Financial Services — 3.4%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$5,350	$5,584,063
Ally Financial, Inc., 5.50%, 2/15/17	16,320	17,095,200
Ally Financial, Inc., 6.25%, 12/1/17	5,890	6,324,387
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	10,877	11,107,760
CIT Group, Inc., 5.25%, 3/15/18	12,025	12,493,975
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,353,094
CIT Group, Inc., 5.50%, 2/15/19(1)	5,730	5,991,460
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	3,730	3,757,975
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7,135	7,528,852
International Lease Finance Corp., 8.25%, 12/15/20	16,365	20,088,037
International Lease Finance Corp., 8.625%, 9/15/15	8,255	8,461,375
International Lease Finance Corp., 8.625%, 1/15/22	9,855	12,626,719
International Lease Finance Corp., 8.75%, 3/15/17	5,350	5,957,760
Navient Corp., 5.00%, 10/26/20	6,255	6,114,263
Navient Corp., 5.50%, 1/15/19	19,775	20,150,725
Navient Corp., 5.875%, 10/25/24	6,255	5,926,613
Navient Corp., 7.25%, 1/25/22	2,485	2,640,313
Navient Corp., 8.00%, 3/25/20	10,785	12,038,648
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	11,090	11,589,604

		$176,830,823

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,393,938
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,542,812
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,100,238

19	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Media (continued)
IAC/InterActiveCorp, 4.875%, 11/30/18	$13,475	$14,014,000
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,569,600
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,661,140
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,752,550

		$53,034,278

Energy — 13.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$4,795	$5,112,669
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	22,315	23,988,625
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,709,600
Antero Resources Corp., 5.375%, 11/1/21	16,185	16,427,775
Antero Resources Corp., 5.625%, 6/1/23(1)	6,345	6,503,625
Antero Resources Corp., 6.00%, 12/1/20	2,115	2,170,519
Berry Petroleum Co., LLC, 6.375%, 9/15/22	12,555	10,389,262
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	7,475	7,811,375
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,040	10,265,900
California Resources Corp., 5.50%, 9/15/21	9,375	8,929,687
California Resources Corp., 6.00%, 11/15/24	1,565	1,480,881
Chesapeake Energy Corp., 3.525%, 4/15/19(4)	10,910	10,500,875
Chesapeake Energy Corp., 6.125%, 2/15/21	16,325	16,488,250
Chesapeake Energy Corp., 7.25%, 12/15/18	14,795	15,941,612
Concho Resources, Inc., 5.50%, 4/1/23	27,330	27,842,437
Concho Resources, Inc., 6.50%, 1/15/22	4,730	5,001,975
Concho Resources, Inc., 7.00%, 1/15/21	5,535	5,867,100
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	14,435	15,012,400
CrownRock, LP/CrownRock Finance, Inc., 7.75%, 2/15/23(1)	12,150	12,939,750
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	18,895	19,178,425
Denbury Resources, Inc., 5.50%, 5/1/22	3,545	3,376,613
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	17,395	17,438,487
Endeavor Energy Resources, LP/EER Finance, Inc., 8.125%, 9/15/23(1)	4,950	5,160,375
Energy Transfer Equity, LP, 5.875%, 1/15/24	13,685	14,437,675
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	4,205	4,353,899
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	10,510	11,088,050
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	13,545	14,560,875

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Gulfport Energy Corp., 6.625%, 5/1/23(1)	$6,195	$6,334,388
Gulfport Energy Corp., 7.75%, 11/1/20	17,060	18,083,600
Halcon Resources Corp., 8.625%, 2/1/20(1)(5)	4,335	4,519,238
Harvest Operations Corp., 6.875%, 10/1/17	2,710	2,516,913
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,591,975
Laredo Petroleum, Inc., 6.25%, 3/15/23	2,965	3,083,600
Laredo Petroleum, Inc., 7.375%, 5/1/22	26,473	28,458,475
Matador Resources Co., 6.875%, 4/15/23(1)	6,455	6,656,719
MEG Energy Corp., 6.375%, 1/30/23(1)	9,040	8,893,100
Memorial Resource Development Corp., 5.875%, 7/1/22(1)	23,435	22,849,125
Oasis Petroleum, Inc., 6.875%, 3/15/22	4,805	4,913,113
Oasis Petroleum, Inc., 6.875%, 1/15/23	14,595	14,886,900
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	8,520	9,073,800
Precision Drilling Corp., 6.50%, 12/15/21	4,905	4,819,163
Range Resources Corp., 5.00%, 8/15/22	4,700	4,794,000
Range Resources Corp., 6.75%, 8/1/20	5,485	5,731,825
Rice Energy, Inc., 7.25%, 5/1/23(1)	3,095	3,234,275
Rosetta Resources, Inc., 5.625%, 5/1/21	9,020	9,076,375
Rosetta Resources, Inc., 5.875%, 6/1/22	13,460	13,493,650
RSP Permian, Inc., 6.625%, 10/1/22(1)	15,425	16,088,275
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	19,500	20,040,345
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	13,485	13,687,275
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	18,540	18,702,225
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	6,075	6,166,125
Sabine Pass LNG, L.P., 6.50%, 11/1/20	12,645	13,277,250
Samson Investment Co., 9.75%, 2/15/20	5,575	703,844
SESI, LLC, 6.375%, 5/1/19	9,245	9,522,350
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	10,775	11,017,437
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	21,740	23,424,850
Seventy Seven Energy, Inc., 6.50%, 7/15/22	8,790	5,186,100
Seventy Seven Operating, LLC, 6.625%, 11/15/19	3,875	3,100,000
SM Energy Co., 6.125%, 11/15/22(1)	4,360	4,599,800
SM Energy Co., 6.50%, 1/1/23	10,125	10,681,875
Sunoco, LP/Sunoco Finance Corp., 6.375%, 4/1/23(1)	9,265	9,681,925
Tesoro Corp., 5.375%, 10/1/22	11,035	11,586,750
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	3,100	3,293,750
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	7,445	7,938,231
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	7,250	6,235,000
Whiting Canadian Holding Co. ULC, 8.125%, 12/1/19	20,655	22,022,361
Williams Partners, LP/ACMP Finance Corp., 4.875%, 3/15/24	1,910	1,960,783

20	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
WPX Energy, Inc., 5.25%, 1/15/17	$2,770	$2,853,100

		$693,758,601

Entertainment / Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$5,140	$5,676,513
Regal Entertainment Group, 5.75%, 3/15/22	5,440	5,610,000

		$11,286,513

Environmental — 0.4%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$6,410	$6,810,625
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,961,625
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,971,200
Covanta Holding Corp., 6.375%, 10/1/22	6,470	6,906,725

		$22,650,175

Food & Drug Retail — 0.4%
Rite Aid Corp., 6.125%, 4/1/23(1)	$22,500	$23,428,125

		$23,428,125

Food / Beverage / Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$10,722	$6,388,336
Constellation Brands, Inc., 4.25%, 5/1/23	15,225	15,700,781
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	3,047,500
Dean Foods Co., 6.50%, 3/15/23(1)	9,300	9,602,250
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	12,285	12,622,837
Post Holdings, Inc., 6.00%, 12/15/22(1)	6,205	6,073,144
Post Holdings, Inc., 6.75%, 12/1/21(1)	6,695	6,788,730
WhiteWave Foods Co. (The), 5.375%, 10/1/22	4,380	4,719,450

		$64,943,028

Gaming — 2.5%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(6)(7)(8)	$626	$653,625
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	5,297	4,396,882
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	10,445	10,680,012
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,471,000
MGM Resorts International, 6.00%, 3/15/23	12,500	13,000,000
MGM Resorts International, 7.75%, 3/15/22	24,755	27,911,262
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	13,038	12,280,153

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Penn National Gaming, Inc., 5.875%, 11/1/21	$6,540	$6,556,350
Station Casinos, LLC, 7.50%, 3/1/21	8,595	9,304,088
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	27,730	28,145,950
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(9)	9,455	5,247,525
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	9,535	8,986,738

		$130,633,585

Health Care — 12.2%
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	$4,375	$4,260,156
Alere, Inc., 6.50%, 6/15/20	5,330	5,583,175
Alere, Inc., 7.25%, 7/1/18	2,470	2,633,638
Alere, Inc., 8.625%, 10/1/18	7,215	7,503,600
AmSurg Corp., 5.625%, 11/30/20	10,540	10,843,025
AmSurg Corp., 5.625%, 7/15/22	9,090	9,273,618
Biomet, Inc., 6.50%, 8/1/20	21,970	23,315,662
Capsugel SA, 7.00%, 5/15/19(1)(2)	3,795	3,878,016
Centene Corp., 4.75%, 5/15/22	4,335	4,568,006
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	6,860	7,134,400
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	21,770	23,212,262
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	17,450	18,736,938
Concordia Healthcare Corp., 7.00%, 4/15/23(1)	3,110	3,164,425
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	20,485	20,677,047
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	20,338,587
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)(5)	10,610	10,795,675
Endo Finance, LLC/Endo FinCo, Inc., 7.00%, 12/15/20(1)	4,473	4,724,606
Endo Finance, LLC/Endo FinCo, Inc., 7.25%, 1/15/22(1)	1,280	1,360,000
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 2/1/25(1)	7,805	8,029,394
ExamWorks Group, Inc., 5.625%, 4/15/23	7,415	7,725,540
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,996,563
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,846,500
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	6,580	6,744,500
HCA, Inc., 6.50%, 2/15/20	12,235	13,978,488
HCA, Inc., 7.50%, 2/15/22	10,400	12,194,000
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	20,647,742
Hologic, Inc., 6.25%, 8/1/20	27,285	28,410,506
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	6,385	6,504,719
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	10,023,638

21	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	$4,050	$4,151,250
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/1/19(1)	23,885	25,765,944
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	20,242,744
Mallinckrodt International Finance S.A., 4.875%, 4/15/20(1)	6,180	6,311,325
Mallinckrodt International Finance S.A., 5.50%, 4/15/25(1)	6,195	6,349,875
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	30,775	32,390,995
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	10,160	10,299,700
Physio-Control International, Inc., 9.875%, 1/15/19(1)	9,248	9,918,480
Salix Pharmaceuticals, Ltd., 6.50%, 1/15/21(1)	13,475	15,302,547
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,267,942
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	7,440	7,644,600
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,252,500
Teleflex, Inc., 6.875%, 6/1/19	1,925	2,004,406
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,297,850
Tenet Healthcare Corp., 8.125%, 4/1/22	30,620	33,490,625
United Surgical Partners International, Inc., 9.00%, 4/1/20	8,475	9,142,406
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	5,520	5,589,000
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	30,930	31,741,912
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	30,930	32,089,875
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	24,390	25,792,425
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	8,678,250
VWR Funding, Inc., 7.25%, 9/15/17	7,580	7,949,525
WellCare Health Plans, Inc., 5.75%, 11/15/20	17,130	18,252,015

		$645,030,617

Homebuilders / Real Estate — 0.6%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$9,345	$9,929,062
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)	9,190	9,086,613
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)	11,755	11,637,450

		$30,653,125

Hotels — 0.6%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$16,325	$17,304,500
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	6,005	6,275,225

Security	Principal Amount (000’s omitted)	Value

Hotels (continued)
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/23(1)	$6,190	$6,298,325

		$29,878,050

Insurance — 0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$9,810	$10,153,350
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	9,155	9,189,331
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	12,198,988
USI, Inc., 7.75%, 1/15/21(1)	16,115	16,598,450

		$48,140,119

Leisure — 0.7%
NCL Corp., Ltd., 5.00%, 2/15/18	$5,080	$5,207,000
NCL Corp., Ltd., 5.25%, 11/15/19(1)	4,950	5,135,625
Royal Caribbean Cruises, 7.25%, 6/15/16	2,185	2,321,563
Royal Caribbean Cruises, 7.25%, 3/15/18	4,390	4,889,143
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	16,385	18,247,974

		$35,801,305

Metals / Mining — 1.7%
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	$3,000	$1,110,000
CONSOL Energy, Inc., 5.875%, 4/15/22	5,695	5,282,112
Eldorado Gold Corp., 6.125%, 12/15/20(1)	20,705	20,497,950
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	5,160	4,824,600
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	3,370	3,159,375
IAMGOLD Corp., 6.75%, 10/1/20(1)	7,690	6,613,400
Imperial Metals Corp., 7.00%, 3/15/19(1)	5,325	5,325,000
KGHM International, Ltd., 7.75%, 6/15/19(1)	13,250	13,647,500
New Gold, Inc., 6.25%, 11/15/22(1)	8,525	8,482,375
Novelis, Inc., 8.375%, 12/15/17	4,800	4,998,000
SunCoke Energy Inc., 7.625%, 8/1/19	767	788,668
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	2,920	3,014,900
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,535	1,584,888
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	7,935	8,192,887

		$87,521,655

Paper — 0.2%
Domtar Corp., 10.75%, 6/1/17	$8,205	$9,570,189

		$9,570,189

22	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Publishing / Printing — 0.6%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$23,545	$26,193,813
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	5,415	5,570,681

		$31,764,494

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$4,185	$4,174,538
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	5,390	5,491,062

		$9,665,600

Restaurants — 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	$24,115	$25,019,313
NPC International, Inc., 10.50%, 1/15/20	21,695	22,996,700

		$48,016,013

Services — 6.2%
Acosta, Inc., 7.75%, 10/1/22(1)	$27,315	$27,997,875
Audatex North America, Inc., 6.00%, 6/15/21(1)	11,420	11,837,515
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	9,555	9,794,831
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	8,105	8,267,100
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	22,925	24,243,187
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	9,100,350
Hertz Corp. (The), 6.25%, 10/15/22	9,780	10,171,200
IHS, Inc., 5.00%, 11/1/22(1)	9,300	9,346,500
Laureate Education, Inc., 10.00%, 9/1/19(1)	77,400	75,852,000
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	23,250	24,470,625
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,433,125
ServiceMaster Co., LLC (The), 7.00%, 8/15/20	6,689	7,107,063
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	8,860	9,059,350
TMS International Corp., 7.625%, 10/15/21(1)	8,380	8,421,900
TransUnion, 8.125%, 6/15/18(2)	14,280	14,601,300
TransUnion, 9.625%, 6/15/18(2)	17,320	17,493,200
United Rentals North America, Inc., 6.125%, 6/15/23	5,640	5,940,330
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	19,802,541
United Rentals North America, Inc., 7.625%, 4/15/22	16,030	17,753,225
United Rentals North America, Inc., 8.25%, 2/1/21	552	598,230
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	9,950	10,099,250

		$326,390,697

Security	Principal Amount (000’s omitted)	Value

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$5,800	$6,169,750
ArcelorMittal, 7.00%, 2/25/22	3,775	4,119,469

		$10,289,219

Super Retail — 5.5%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$12,105	$12,922,087
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	16,640	17,513,600
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	7,495	6,459,753
Family Tree Escrow, LLC, 5.25%, 3/1/20(1)	9,275	9,761,938
Family Tree Escrow, LLC, 5.75%, 3/1/23(1)	32,155	33,923,525
Hot Topic, Inc., 9.25%, 6/15/21(1)	22,965	25,031,850
L Brands, Inc., 6.625%, 4/1/21	21,680	24,932,000
L Brands, Inc., 8.50%, 6/15/19	12,810	15,500,100
Levi Strauss & Co., 5.00%, 5/1/25(1)	4,655	4,675,366
Levi Strauss & Co., 6.875%, 5/1/22	10,830	11,899,462
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	3,092	3,157,705
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	6,932,625
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	7,100,375
Neiman Marcus Group, Ltd., LLC, 8.75%, 10/15/21(1)(2)	7,040	7,603,200
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	19,425	19,619,250
Party City Holdings, Inc., 8.875%, 8/1/20	18,585	20,187,956
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	10,965	11,554,369
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	15,360	15,859,200
PVH Corp., 7.75%, 11/15/23	13,090	16,065,121
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,314,813
rue21, Inc., 9.00%, 10/15/21(1)	9,420	8,478,000
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,245	4,520,925

		$292,013,220

Technology — 5.0%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$5,685	$5,883,975
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	10,240	11,084,800
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	34,330	37,977,562
Avaya, Inc., 9.00%, 4/1/19(1)	11,110	11,526,625
Avaya, Inc., 10.50%, 3/1/21(1)	14,546	12,873,199
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	7,420	6,844,950
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	8,145	8,379,576
First Data Corp., 6.75%, 11/1/20(1)	9,464	10,102,820
First Data Corp., 7.375%, 6/15/19(1)	10,635	11,079,011
First Data Corp., 10.625%, 6/15/21	7,039	8,022,278

23	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Technology (continued)
First Data Corp., 11.25%, 1/15/21	$9,513	$10,725,908
First Data Corp., 11.75%, 8/15/21	9,484	10,929,734
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	8,000	8,662,480
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	15,355	15,450,969
Infor US, Inc., 6.50%, 5/15/22(1)	5,920	6,097,600
Micron Technology, Inc., 5.25%, 8/1/23(1)	13,160	13,238,960
Micron Technology, Inc., 5.625%, 1/15/26(1)	16,910	16,825,450
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	14,478,975
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,803,456
Sensata Technologies B.V., 5.625%, 11/1/24(1)	2,805	3,004,856
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	12,465	8,850,150
SunGard Data Systems, Inc., 7.625%, 11/15/20	6,500	6,898,125
Zebra Technologies Corp., 7.25%, 10/15/22(1)	19,875	21,514,688

		$265,256,147

Telecommunications — 6.8%
CenturyLink, Inc., 6.75%, 12/1/23	$9,885	$10,730,266
Communications Sales & Leasing, Inc., 6.00%, 4/15/23(1)	1,240	1,248,072
Communications Sales & Leasing, Inc., 8.25%, 10/15/23(1)	4,340	4,464,775
Digicel, Ltd., 6.00%, 4/15/21(1)	8,990	8,792,220
Digicel, Ltd., 6.75%, 3/1/23(1)	11,460	11,322,480
Equinix, Inc., 5.375%, 1/1/22	9,345	9,742,163
Frontier Communications Corp., 6.25%, 9/15/21	9,340	9,293,300
Frontier Communications Corp., 6.875%, 1/15/25	9,340	9,069,047
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,759,006
Hughes Satellite Systems Corp., 6.50%, 6/15/19	13,025	14,360,062
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	10,440	10,791,045
Intelsat Luxembourg SA, 7.75%, 6/1/21	29,525	27,273,719
Intelsat Luxembourg SA, 8.125%, 6/1/23	16,365	14,841,009
NII International Telecom S.C.A., 7.875%, 8/15/19(1)(9)	5,950	5,533,500
SBA Telecommunications, Inc., 5.75%, 7/15/20	8,665	9,119,913
Sprint Capital Corp., 8.75%, 3/15/32	5,050	5,188,875
Sprint Communications, Inc., 6.00%, 11/15/22	1,245	1,174,969
Sprint Communications, Inc., 7.00%, 8/15/20	17,935	18,248,862
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	32,059,816
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	5,639,250
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,230,000
Sprint Corp., 7.25%, 9/15/21	18,505	18,620,656
Sprint Corp., 7.625%, 2/15/25	13,225	13,038,528
Sprint Corp., 7.875%, 9/15/23	24,990	25,146,187
T-Mobile USA, Inc., 6.25%, 4/1/21	4,980	5,222,775

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
T-Mobile USA, Inc., 6.375%, 3/1/25	$6,375	$6,562,999
T-Mobile USA, Inc., 6.625%, 4/1/23	8,800	9,180,160
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,321,775
T-Mobile USA, Inc., 6.731%, 4/28/22	2,795	2,955,713
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	19,610	19,659,025
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	18,080	18,554,600
Windstream Corp., 7.75%, 10/1/21	15,555	15,360,562
Windstream Corp., 8.125%, 9/1/18	2,565	2,681,964

		$359,187,293

Transportation Ex Air / Rail — 1.0%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$2,540	$2,520,950
CEVA Group, PLC, 9.00%, 9/1/21(1)	9,200	9,073,500
XPO Logistics, Inc., 7.875%, 9/1/19(1)	36,979	39,521,306

		$51,115,756

Utilities — 1.4%
AES Corp. (The), 5.50%, 3/15/24	$4,035	$4,055,175
Calpine Corp., 5.375%, 1/15/23	10,255	10,396,006
Calpine Corp., 5.75%, 1/15/25	4,560	4,600,128
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/1/19(1)	15,645	16,427,250
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/1/22(1)	12,470	13,342,900
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/1/24(1)	10,620	11,469,600
NRG Energy, Inc., 7.875%, 5/15/21	7,300	7,835,820
NRG Energy, Inc., 8.25%, 9/1/20	6,695	7,096,700

		$75,223,579

Total Corporate Bonds & Notes (identified cost $4,481,519,229)		$4,600,436,293

Senior Floating-Rate Interests — 5.8%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$9,456	$9,418,176

		$9,418,176

24	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Energy — 0.2%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$11,667	$11,552,917
Samson Investment Company, Term Loan - Second Lien, 5.00%, Maturing 9/25/18	1,900	921,500

		$12,474,417

Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	$6,500	$6,563,648

		$6,563,648

Food / Beverage / Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$4,554	$4,656,465

		$4,656,465

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$7,875	$7,913,280

		$7,913,280

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 5.00%, Maturing 12/20/19	$9,562	$9,600,694

		$9,600,694

Metals / Mining — 0.2%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$8,914	$8,074,007

		$8,074,007

Publishing / Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$7,722	$7,783,938
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	9,444	9,520,003

		$17,303,941

Services — 1.0%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$7,500	$7,547,655
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/10/21	19,225	19,447,299
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	19,846	20,089,038

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Services (continued)
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	$3,939	$3,830,662

		$50,914,654

Super Retail — 1.3%
Albertson’s Holdings, LLC, Term Loan, 5.50%, Maturing 8/25/21	$15,900	$16,091,022
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	20,196	20,132,887
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	10,000	9,712,500
PetSmart, Inc., Term Loan, 5.00%, Maturing 3/11/22	7,785	7,891,071
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	13,692	12,715,981

		$66,543,461

Technology — 0.4%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$19,800	$19,181,250

		$19,181,250

Telecommunications — 1.1%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$25,185	$25,384,614
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	33,400	33,901,000

		$59,285,614

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$2,308,447
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	1,922	1,810,165
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	331	312,098
Ceva Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	2,651	2,496,779

		$6,927,489

Utilities — 0.5%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$17,456	$17,579,701
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	4,684	4,715,388

25	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.668%, Maturing 10/10/17	$8,564	$5,280,777

		$27,575,866

Total Senior Floating-Rate Interests (identified cost $308,168,715)		$306,432,962

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value

Energy — 0.1%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$15,470	$7,490,110

		$7,490,110

Health Care — 0.3%
Hologic, Inc., 0.00%, 12/15/43	$10,970	$12,903,462

		$12,903,462

Total Convertible Bonds (identified cost $27,980,423)		$20,393,572

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(11)	$5,515	$5,662,364

Total Commercial Mortgage-Backed Securities (identified cost $5,529,370)		$5,662,364

Common Stocks — 0.2%

Security	Shares	Value

Building Materials — 0.1%
Panolam Holdings Co.(7)(8)(12)	6,997	$6,144,486

		$6,144,486

Consumer Products — 0.0%(13)
HF Holdings, Inc.(7)(8)(12)	3,400	$83,946

		$83,946

Security	Shares	Value

Energy — 0.1%
Seven Generations Energy, Ltd., Class A(12)	270,455	$4,595,381

		$4,595,381

Gaming — 0.0%(13)
New Cotai Participation Corp., Class B(7)(8)(12)	36	$1,139,220

		$1,139,220

Utilities — 0.0%(13)
NRG Energy, Inc.	32,564	$821,915

		$821,915

Total Common Stocks (identified cost $10,796,560)		$12,784,948

Convertible Preferred Stocks — 0.8%

Security	Shares	Value

Energy — 0.2%
Chesapeake Energy Corp., 4.50%	52,348	$4,690,381
Chesapeake Energy Corp., 5.75%(1)	7,965	6,954,440

		$11,644,821

Health Care — 0.6%
Alere, Inc., 3.00%	95,349	$31,684,473

		$31,684,473

Total Convertible Preferred Stocks (identified cost $37,736,006)		$43,329,294

Miscellaneous — 0.4%

Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%(13)
Adelphia, Inc., Escrow Certificate(12)	10,260,000	$89,775
Adelphia, Inc., Escrow Certificate(12)	5,085,000	44,494

		$134,269

Energy — 0.0%(13)
SemGroup Corp., Escrow Certificate(12)	10,225,000	$25,563

		$25,563

26	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount/ Shares	Value

Gaming — 0.4%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29 (1)(7)(12)	$2,354,459	$35,317
PGP Investors, LLC, Membership Interests(7)(8)(12)	38,571	13,500,000
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(8)(12)	8,520	5,538,000

		$19,073,317

Utilities — 0.0%(13)
EME Reorganization Trust	9,902,937	$99,029

		$99,029

Total Miscellaneous (identified cost $15,283,903)		$19,332,178

Warrants — 0.0%(13)

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%(13)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18 (7)(12)	5,575	$56

		$56

Total Warrants (identified cost $0)		$56

Short-Term Investments — 3.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(14)	$178,178	$178,177,750

Total Short-Term Investments (identified cost $178,177,750)		$178,177,750

Total Investments — 98.3% (identified cost $5,065,191,956)		$5,186,549,417

Other Assets, Less Liabilities — 1.7%		$90,712,489

Net Assets — 100.0%		$5,277,261,906

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	–	Debtor In Possession
HILT	–	Hilton USA Trust
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $2,372,836,266 or 45.0% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(5)	When-issued security/delayed delivery security.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2015.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(8)	Restricted security (see Note 5).

(9)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(12)	Non-income producing security.

(13)	Amount is less than 0.05%.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

27	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $4,887,014,206)	$5,008,371,667
Affiliated investment, at value (identified cost, $178,177,750)	178,177,750
Cash	369,624
Restricted cash*	6,860,853
Foreign currency, at value (identified cost, $49)	51
Interest and dividends receivable	83,320,565
Interest receivable from affiliated investment	23,612
Receivable for investments sold	24,997,699
Receivable for open forward foreign currency exchange contracts	22,895
Receivable for open swap contracts	2,552,678
Premium paid on open non-centrally cleared swap contracts	477,930
Total assets	$5,305,175,324

Liabilities
Cash collateral due to brokers	$3,270,000
Payable for investments purchased	6,473,626
Payable for when-issued/delayed delivery securities	14,966,788
Payable for variation margin on open centrally cleared swap contracts	276,307
Payable for open forward foreign currency exchange contracts	159,043
Premium received on open non-centrally cleared swap contracts	4,685
Payable to affiliates:
Investment adviser fee	2,577,155
Trustees’ fees	5,667
Accrued expenses	180,147
Total liabilities	$27,913,418
Net Assets applicable to investors’ interest in Portfolio	$5,277,261,906

Sources of Net Assets
Investors’ capital	$5,153,428,835
Net unrealized appreciation	123,833,071
Total	$5,277,261,906

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

28	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income	$162,050,249
Dividends	2,182,173
Interest allocated from affiliated investment	131,197
Expenses allocated from affiliated investment	(13,862)
Total investment income	$164,349,757

Expenses
Investment adviser fee	$14,915,419
Trustees’ fees and expenses	34,000
Custodian fee	406,082
Legal and accounting services	74,894
Miscellaneous	62,731
Total expenses	$15,493,126
Deduct —
Reduction of custodian fee	$144
Total expense reductions	$144

Net expenses	$15,492,982

Net investment income	$148,856,775

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(7,313,700)
Investment transactions allocated from affiliated investment	210
Swap contracts	567,848
Foreign currency and forward foreign currency exchange contract transactions	374,055
Net realized loss	$(6,371,587)
Change in unrealized appreciation (depreciation) —
Investments	$(38,960,178)
Swap contracts	(802,982)
Foreign currency and forward foreign currency exchange contracts	(129,217)
Net change in unrealized appreciation (depreciation)	$(39,892,377)

Net realized and unrealized loss	$(46,263,964)

Net increase in net assets from operations	$102,592,811

29	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$148,856,775	$304,109,488
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(6,371,587)	53,083,875
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(39,892,377)	(66,531,928)
Net increase in net assets from operations	$102,592,811	$290,661,435
Capital transactions —
Contributions	$470,534,115	$840,043,826
Withdrawals	(341,158,002)	(967,264,329)
Net increase (decrease) in net assets from capital transactions	$129,376,113	$(127,220,503)

Net increase in net assets	$231,968,924	$163,440,932

Net Assets
At beginning of period	$5,045,292,982	$4,881,852,050
At end of period	$5,277,261,906	$5,045,292,982

30	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62	%(2)	0.62%	0.62%	0.62%	0.63%	0.64%
Net investment income	5.96	%(2)	5.81%	6.15%	6.49%	7.60%	8.67%
Portfolio Turnover	17	%(3)	43%	56%	64%	70%	75%

Total Return	2.00	%(3)	5.74%	9.17%	11.44%	6.01%	18.44%

Net assets, end of period (000’s omitted)	$5,277,262		$5,045,293	$4,881,852	$5,344,748	$3,296,550	$2,910,146

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

31	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Income Fund of Boston, Eaton Vance Multi-Strategy All Market Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 96.1%, 0.1%, 3.2% and 0.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

32

Boston Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering

33

Boston Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to the protections provided by the CCP.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $14,915,419 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

34

Boston Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,019,287,895 and $818,855,299, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,084,527,712

Gross unrealized appreciation	$170,937,970
Gross unrealized depreciation	(68,916,265)

Net unrealized appreciation	$102,021,705

5  Restricted Securities

At April 30, 2015, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12 to 11/20/14	$626,308	$571,915	$653,625

Total Corporate Bonds & Notes			$571,915	$653,625

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$83,946
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	1,139,220
Panolam Holdings Co.	12/30/09	6,997	3,844,852	6,144,486

Total Common Stocks			$5,138,965	$7,367,652

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	38,571	$13,303,125	$13,500,000
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	149,100	5,538,000

Total Miscellaneous			$13,452,225	$19,038,000

Total Restricted Securities			$19,163,105	$27,059,277

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in

35

Boston Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/29/15	Canadian Dollar 710,000	United States Dollar 581,379	JPMorgan Chase Bank, N.A.	$—	$(6,875)	$(6,875)
5/29/15	Canadian Dollar 5,100,000	United States Dollar 4,073,320	JPMorgan Chase Bank, N.A.	—	(152,168)	(152,168)
5/29/15	United States Dollar 465,935	Canadian Dollar 590,000	JPMorgan Chase Bank, N.A.	22,895	—	22,895

				$22,895	$(159,043)	$(136,148)

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America, N.A.	Amkor Technology, Inc.	B2/BB	$3,850	5.00	%(1)	6/20/15	$45,682	$4,685	$50,367
Bank of America, N.A.	Ford Motor Co.	Baa3/BBB-	5,000	5.00	(1)	3/20/17	474,048	(58,306)	415,742
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	4,000	5.00	(1)	12/20/16	334,951	(2,646)	332,305
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	282,729	(85,522)	197,207
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	282,729	(47,786)	234,943
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	661,528	(131,163)	530,365
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	282,729	(55,343)	227,386
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	661,527	(97,164)	564,363

Total			$40,350				$3,025,923	$(473,245)	$2,552,678

36

Boston Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

ICE Clear Credit	Markit CDX North America High Yield Index	$40,000	5.00	%(1)	6/20/20	3.28%	$3,083,893	$(3,038,369)	$45,524
ICE Clear Credit	Markit CDX North America High Yield Index	35,000	5.00	(1)	6/20/20	3.28	2,698,407	(2,684,851)	13,556

Total		$75,000					$5,782,300	$(5,723,220)	$59,080

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $115,350,000.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serves as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps and forward foreign currency exchange contracts in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $159,043. At April 30, 2015, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio

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Notes to Financial Statements (Unaudited) — continued

and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$3,025,923	(1)	$—
Credit	Swap contracts (centrally cleared)	59,080	(2)	—
Foreign Exchange	Forward foreign currency exchange contracts	22,895	(3)	(159,043	)(4)

Total		$3,107,898		$(159,043)

Derivatives not subject to master netting or similar agreements		$59,080		$—

Total Derivatives subject to master netting or similar agreements		$3,048,818		$(159,043)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts.

(2)

Amount represents cumulative unrealized appreciation on centrally cleared swap contracts in the Swap Contracts table above. Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.

(3)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(4)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$519,730	$—	$—	$ (519,730)	$—
Credit Suisse International	334,951	—	(334,951)	—	—
Deutsche Bank AG	1,226,986	—	—	(1,226,986)	—
Goldman Sachs International	944,256	—	—	(944,256)	—
JPMorgan Chase Bank, N.A.	22,895	(22,895)	—	—	—

	$3,048,818	$(22,895)	$(334,951)	$(2,690,972)	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
JPMorgan Chase Bank, N.A.	$(159,043)	$22,895	$—	$ —	$(136,148)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

38

Boston Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$567,848	$(802,982)
Foreign Exchange	Forward foreign currency exchange contracts	387,179	(131,827)

Total		$955,027	$(934,809)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$4,772,000	$55,421,000

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Boston Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,599,782,668	$653,625	$4,600,436,293
Senior Floating-Rate Interests	—	306,432,962	—	306,432,962
Convertible Bonds	—	20,393,572	—	20,393,572
Commercial Mortgage-Backed Securities	—	5,662,364	—	5,662,364
Common Stocks	5,417,296	—	7,367,652	12,784,948
Convertible Preferred Stocks	4,690,381	38,638,913	—	43,329,294
Miscellaneous	99,029	5,697,832	13,535,317	19,332,178
Warrants	—	—	56	56
Short-Term Investments	—	178,177,750	—	178,177,750

Total Investments	$10,206,706	$5,154,786,061	$21,556,650	$5,186,549,417

Forward Foreign Currency Exchange Contracts	$—	$22,895	$—	$22,895
Swap Contracts	—	3,085,003	—	3,085,003

Total	$10,206,706	$5,157,893,959	$21,556,650	$5,189,657,315

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(159,043)	$—	$(159,043)

Total	$—	$(159,043)	$—	$(159,043)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented.

At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

40

Eaton Vance

Income Fund of Boston

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Eaton Vance

Income Fund of Boston

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Boston Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

42

Eaton Vance

Income Fund of Boston

April 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

43

Eaton Vance

Income Fund of Boston

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Income Fund of Boston

Michael W. Weilheimer

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Boston Income Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Income Fund of Boston and Boston Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7710    4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 16, 2015

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: June 16, 2015